Derivative Warrant Liabilities - Additional Information (Detail) - Montes Archimedes Acquisition Corp. - $ / shares	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Threshold trading days for calculating volume-weighted average price	10 days	10 days
Closing of Initial Business Combination
Class of Warrant or Right [Line Items]
Newly Issued Price (in dollars per share)	$ 9.20	$ 9.20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Closing of Initial Business Combination | Maximum
Class of Warrant or Right [Line Items]
Newly Issued Price (in dollars per share)	$ 18.00	$ 18.00
Redemption of Warrants when price per share of Class A common stock equals or exceeds $10.00
Class of Warrant or Right [Line Items]
Newly Issued Price (in dollars per share)	$ 10.00	$ 10.00
Public Warrants
Class of Warrant or Right [Line Items]
Warrants exercisable term after the completion of a business combination	30 days	30 days
Warrants exercisable term from the closing of the public offering	12 months	12 months
Threshold maximum period for registration statement to become effective after business combination	60 days	60 days
Exercise price of warrants (in dollars per share)	$ 11.50	$ 11.50
Maximum redemption feature per warrant	0.361	0.361
Public Warrants | Redemption of Warrants when price per share of Class A common stock equals or exceeds $18.00
Class of Warrant or Right [Line Items]
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	100.00%	100.00%
Stock price trigger for redemption of warrants (in dollars per share)	$ 10.00	$ 10.00
Redemption price per warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Public Warrants | Redemption of Warrants when price per share of Class A common stock equals or exceeds $18.00 | Maximum
Class of Warrant or Right [Line Items]
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%	180.00%
Private Placement Warrants
Class of Warrant or Right [Line Items]
Threshold trading days for redemption of warrants	30 days	30 days
Private Placement Warrants | Closing of Initial Business Combination
Class of Warrant or Right [Line Items]
Newly Issued Price (in dollars per share)	$ 18.00	$ 18.00
Private Placement Warrants | Redemption of Warrants when price per share of Class A common stock equals or exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of warrants (in dollars per share)	18.00	18.00
Redemption price per warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of warrants	20 days	20 days
Class A common stock
Class of Warrant or Right [Line Items]
Threshold minimum percentage of gross proceeds on total equity proceeds (as a percent)	60.00%	60.00%
Class A common stock | Closing of Initial Business Combination
Class of Warrant or Right [Line Items]
Newly Issued Price (in dollars per share)	$ 9.20	$ 9.20
Class A common stock | Redemption of Warrants when price per share of Class A common stock is less than $18.00
Class of Warrant or Right [Line Items]
Threshold consecutive trading days for redemption of warrants	20 days	20 days
Class A common stock | Public Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)	$ 10.00	$ 10.00